Document and Entity Information	Jul. 14, 2023
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jul. 14, 2023
Entity Registrant Name	Carmell Corp
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40228
Entity Tax Identification Number	86-1645738
Entity Address, Address Line One	2403 Sidney Street
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15203
City Area Code	919
Local Phone Number	313-9633
Entity Information, Former Legal or Registered Name	Carmell Therapeutics Corporation1
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 1 on Form 8-K (“Amendment No. 1”) amends Item 9.01 of the Current Report on Form 8-K filed by Carmell Corporation (the “Company”) on July 20, 2023 (the “Original Report”) in which the Company reported, among other events, the consummation of the Business Combination (as defined in the Original Report). As of the date of the Original Report, the Company’s name was Carmell Therapeutics Corporation. This Amendment No. 1 hereby amends the subsections of Item 2.01 identified below and Item 9.01 in the Original Report to include (i) the unaudited financial statements of Legacy Carmell (as defined in the Original Report) as of and for the six months ended June 30, 2023 and 2022, (ii) the Management’s Discussion and Analysis of Financial Condition and Results of Operations of Legacy Carmell for the six months ended June 30, 2023 and (iii) the unaudited pro forma condensed combined financial information as of and for the six months ended June 30, 2023. This Amendment No. 1 also hereby amends the subsections of Item 5.02 identified below to update certain of the information therein. The text of the Original Report is hereby incorporated by reference. This Amendment No. 1 solely amends the subsections of Item 2.01 and 5.02 identified below, and Item 2.01 and 5.02 of the Original Report otherwise remains unchanged, and Item 9.01 of the Original Report. This Amendment No. 1 does not amend any other item of the Original Report or purport to provide an update or a discussion of any developments at the Company or its subsidiaries subsequent to the filing date of the Original Report. Capitalized terms not otherwise defined herein shall have the respective meanings ascribed to them in the Original Report.
Entity Central Index Key	0001842939
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	1177 Avenue of the Americas
Entity Address, Address Line Two	5th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	CTCX
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50
Trading Symbol	CTCXW
Security Exchange Name	NASDAQ